Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary compensation table total for PEO (1) ($)	Compensation actually paid to PEO(1) (3) (G) ($)	Average summary compensation table total for non-PEO NEOs(2) ($)	Average compensation actually paid to non-PEO NEOs(2) (3) (4) ($)	Value of initial fixed $100 investment based on:		Net Income (in thousands)(6) ($)	Company Selected Measure: Adjusted EBITDA(in thousands)(7) ($)
					Total share-holder return (5) ($)	Peer group total share-holder return (5) ($)
2022	32,341,017	(13,267,313)	8,649,998	(4,673,576)	56	77	(53,675)	406,200
2021	19,474,195	50,786,412	5,843,120	17,515,309	128	96	(99,929)	394,900

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Our PEO for both fiscal year 2022 and fiscal year 2021 was Amit Walia.Our non-PEO NEOs for both fiscal year 2022 and fiscal year 2021 consisted of Eric Brown, Jitesh Ghai, John Schweitzer and Ansa Sekharan.
Peer Group Issuers, Footnote [Text Block]	Company and peer group TSR reflects the Company’s "2022 peer group" in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on October 27, 2021, the first day of trading in connection with the Company’s initial public offering.
PEO Total Compensation Amount	$ 32,341,017	$ 19,474,195
PEO Actually Paid Compensation Amount	$ (13,267,313)	50,786,412
Adjustment To PEO Compensation, Footnote [Text Block]	The compensation "actually paid" ("CAP") was calculated beginning with the PEO's and non-PEO NEOs annual total compensation reported in the Summary Compensation Table ("SCT"). The CAP to PEO and the average CAP to non-PEO NEOs reflect the following adjustments from annual total compensation in the SCT:

		ADJUSTMENTS
	SCT Total	Less, value of Stock Awards reported in SCT	Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding at Fiscal Year End(*)	Plus, Change in Fair Value of Prior Year awards that are Unvested and Oustanding at Fiscal Year End(*)	Plus, Fair Value of Awards in Fiscal Year and that Vested in Fiscal Year(*)	Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in the Fiscal Year(*)	Total Compensation Actually Paid
	A	B	C	D	E	F	G=A+B+C+D+E+F
PEO(1)
2022	32,341,017	(30,888,704)	23,156,603	(28,615,197)	344,712	(9,605,744)	(13,267,313)
2021	19,474,195	(17,827,252)	25,760,750	21,274,594	—	2,104,125	50,786,412

Average Non-PEO NEO
2022	8,649,998	(7,683,856)	6,128,146	(8,629,088)	130,789	(3,269,565)	(4,673,576)
2021	5,843,120	(4,626,179)	8,033,680	7,207,387	357,247	700,054	17,515,309

*Fair value or change in fair value, as applicable, of equity awards in the table in this footnote 3 was determined by reference to (a) for RSU awards, closing price of our Class A common stock on applicable year-end date(s) or, in the case of vesting dates, the closing price of our Class A common stock as of the applicable vesting date, (b) for performance-based RSU awards ("PSU), the same valuation methodology as RSU awards above except year-end values are multiplied times the probability of achievement as of each such date (d) for stock options subject to performance, market and service conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (d) for stock options, subject to a service-only condition or service and performance conditions, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price of a share of our Class A common stock on the applicable revaluation date as the current market price and with an expected life based on the Company historical exercise of options (subject to option expiration date) and based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

Non-PEO NEO Average Total Compensation Amount	$ 8,649,998	5,843,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,673,576)	17,515,309
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The compensation "actually paid" ("CAP") was calculated beginning with the PEO's and non-PEO NEOs annual total compensation reported in the Summary Compensation Table ("SCT"). The CAP to PEO and the average CAP to non-PEO NEOs reflect the following adjustments from annual total compensation in the SCT:

		ADJUSTMENTS
	SCT Total	Less, value of Stock Awards reported in SCT	Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding at Fiscal Year End(*)	Plus, Change in Fair Value of Prior Year awards that are Unvested and Oustanding at Fiscal Year End(*)	Plus, Fair Value of Awards in Fiscal Year and that Vested in Fiscal Year(*)	Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in the Fiscal Year(*)	Total Compensation Actually Paid
	A	B	C	D	E	F	G=A+B+C+D+E+F
PEO(1)
2022	32,341,017	(30,888,704)	23,156,603	(28,615,197)	344,712	(9,605,744)	(13,267,313)
2021	19,474,195	(17,827,252)	25,760,750	21,274,594	—	2,104,125	50,786,412

Average Non-PEO NEO
2022	8,649,998	(7,683,856)	6,128,146	(8,629,088)	130,789	(3,269,565)	(4,673,576)
2021	5,843,120	(4,626,179)	8,033,680	7,207,387	357,247	700,054	17,515,309

*Fair value or change in fair value, as applicable, of equity awards in the table in this footnote 3 was determined by reference to (a) for RSU awards, closing price of our Class A common stock on applicable year-end date(s) or, in the case of vesting dates, the closing price of our Class A common stock as of the applicable vesting date, (b) for performance-based RSU awards ("PSU), the same valuation methodology as RSU awards above except year-end values are multiplied times the probability of achievement as of each such date (d) for stock options subject to performance, market and service conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (d) for stock options, subject to a service-only condition or service and performance conditions, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price of a share of our Class A common stock on the applicable revaluation date as the current market price and with an expected life based on the Company historical exercise of options (subject to option expiration date) and based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

Equity Valuation Assumption Difference, Footnote [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the table in this footnote 3 was determined by reference to (a) for RSU awards, closing price of our Class A common stock on applicable year-end date(s) or, in the case of vesting dates, the closing price of our Class A common stock as of the applicable vesting date, (b) for performance-based RSU awards ("PSU), the same valuation methodology as RSU awards above except year-end values are multiplied times the probability of achievement as of each such date (d) for stock options subject to performance, market and service conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (d) for stock options, subject to a service-only condition or service and performance conditions, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price of a share of our Class A common stock on the applicable revaluation date as the current market price and with an expected life based on the Company historical exercise of options (subject to option expiration date) and based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.(4)For the portion of CAP that is based on year-end stock prices, the following prices were used: 2022 at $16.29 and 2021 at $36.98.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below describes the relationship between the Company’s total shareholder return relative to peer group TSR and compensation actually paid to our PEO, as well as to our non-PEO NEOs on an averaged basis.
Total shareholder return in the above graph, for both the Company and the peer group TSR as noted in the above Pay Versus Performance Table, reflects the cumulative return of $100 as if invested on the market close on October 27, 2021, the first day of trading in connection with the Company's initial public offering, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income [Text Block]	The graph below reflects that the Company’s net income has increased while the PEO's compensation actually paid and average compensation actually paid to our other NEOs have varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price rather than directly correlating with net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The graph below describes how the Company’s Adjusted EBITDA, as defined above, increased year over year while the PEO's compensation actually paid and average compensation actually paid of our other NEOs declined significantly. This is due in large part to the significant emphasis the Company places on equity incentives, which are more sensitive to changes in stock price rather than directly correlating with the Company's Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
The graph below describes the relationship between the Company’s total shareholder return relative to peer group TSR and compensation actually paid to our PEO, as well as to our non-PEO NEOs on an averaged basis.
Total shareholder return in the above graph, for both the Company and the peer group TSR as noted in the above Pay Versus Performance Table, reflects the cumulative return of $100 as if invested on the market close on October 27, 2021, the first day of trading in connection with the Company's initial public offering, including reinvestment of any dividends.

Tabular List [Table Text Block]

Most Important Financial Performance Measure We Used in Compensating our NEOs for Fiscal Year 2022
Adjusted EBITDA

Total Shareholder Return Amount	$ 56	128
Peer Group Total Shareholder Return Amount	77	96
Net Income (Loss)	$ (53,675,000)	$ (99,929,000)
Company Selected Measure Amount	406,200,000	394,900,000
PEO Name	Amit Walia
Additional 402(v) Disclosure [Text Block]	Represents consolidated GAAP net income for the year ended 2022 and 2021.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company-Selected Measure for fiscal year 2022 is Adjusted EBITDA. Adjusted EBITDA for the purposes of determining the compensation of our NEOs means GAAP net income (loss) as adjusted for income tax benefit (expense), interest income, interest expense, loss on debt refinancing, other income (expense), stock-based compensation, amortization of intangibles, equity compensation related payments, one time fees related to acquisitions, costs related to discrete payments for legal settlements, restructuring costs and executive severance, one-time impairment on restructured facilities, sponsor-related costs, depreciation, change in Short Term Deferred Revenue, change in Contract Asset, and adjusted for actual cash commission costs. Short Term Deferred Revenue means a contract liability with a term less than twelve months for which the customer has been billed but the revenue has not been fully recognized. Contract Asset represents the portion of accelerated revenue recognition which is greater than the amount billed to a customer.
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (30,888,704)	$ (17,827,252)
PEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,156,603	25,760,750
PEO [Member] | Equity Awards Granted in Prior Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,615,197)	21,274,594
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	344,712	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,605,744)	2,104,125
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,683,856)	(4,626,179)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,128,146	8,033,680
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,629,088)	7,207,387
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	130,789	357,247
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,269,565)	$ 700,054